Class K [Member] Performance Management - Class K - BLACKROCK LARGE CAP FOCUS VALUE FUND, INC.	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
Effective September 1, 2021, the Fund changed its name and investment strategies. Performance for the periods prior to September 1, 2021 shown below is based on the investment strategies utilized by the Fund when it followed different investment strategies under the name “BlackRock Basic Value Fund, Inc.”
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 1000® Index and the Russell 1000® Value Index. The Russell 1000® Value Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategy. The performance information for periods prior to February 4, 2015, the commencement of operations of Class K Shares, shows the performance of the Fund’s Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.

Performance Past Does Not Indicate Future [Text]	As with allsuch investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of therisks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the Russell 1000®Index and theRussell 1000®Value Index. The Russell 1000®Value Index is relevant to the Fund because it has characteristicssimilar to the Fund’s investment strategy.
Bar Chart [Heading]	Class K Shares ANNUAL TOTAL RETURNS BlackRock Large Cap Focus Value Fund, Inc. As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 21.31% (quarter ended December 31, 2020) and the lowest return for a quarter was -28.10% (quarter ended March 31, 2020). The year-to-date return as of September 30, 2025 was 17.65%.

Performance Table Heading	For the periods ended 12/31/24Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do notreflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and maydiffer from those shown, and the after-tax returns shown are not relevant to investors who hold their shares throughtax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	(800) 882-0052
Class K Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	17.65%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	21.31%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(28.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020